Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS

At March 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 97.5%
Australia - 7.3%
Ampol Ltd.	1,068	$ 21,774
ANZ Group Holdings Ltd.	13,396	206,434
APA Group	5,460	37,091
Aristocrat Leisure Ltd.	2,617	65,432
ASX Ltd.	914	39,915
Aurizon Holdings Ltd.	7,787	17,539
BHP Group Ltd.	22,854	722,505
BlueScope Steel Ltd.	2,112	28,587
Brambles Ltd.	6,206	55,955
Cochlear Ltd.	311	49,511
Coles Group Ltd.	6,148	74,284
Commonwealth Bank of Australia	7,667	506,218
Computershare Ltd.	2,529	36,734
CSL Ltd.	2,169	420,071
Dexus, REIT	4,924	24,895
EBOS Group Ltd.	741	21,593
Endeavour Group Ltd.	6,305	28,645
Fortescue Metals Group Ltd.	7,783	116,991
Goodman Group, REIT	7,772	98,625
GPT Group, REIT	9,124	26,074
IDP Education Ltd.	928	17,102
IGO Ltd.	3,249	27,861
Insurance Australia Group Ltd.	11,762	37,023
Lendlease Corp. Ltd.	3,300	16,060
Lottery Corp. Ltd.	10,563	36,330
Macquarie Group Ltd.	1,678	198,675
Medibank Pvt Ltd.	13,102	29,567
Mineral Resources Ltd.	766	41,408
Mirvac Group, REIT	17,945	25,134
National Australia Bank Ltd.	14,222	265,003
Newcrest Mining Ltd.	3,902	69,652
Northern Star Resources Ltd.	5,554	45,544
Orica Ltd.	2,103	21,725
Origin Energy Ltd.	8,018	44,653
Pilbara Minerals Ltd.	12,072	32,116
Qantas Airways Ltd. (A)	4,255	18,992
QBE Insurance Group Ltd.	6,463	63,276
Ramsay Health Care Ltd.	869	38,830
REA Group Ltd.	238	22,192
Reece Ltd.	942	11,040
Rio Tinto Ltd.	1,698	136,434
Santos Ltd.	14,626	67,315
Scentre Group, REIT	23,298	43,126
SEEK Ltd.	1,393	22,518
Sonic Healthcare Ltd.	2,152	50,449
South32 Ltd.	20,975	61,472
Stockland, REIT	10,888	29,156
Suncorp Group Ltd.	5,891	47,865
Telstra Group Ltd.	18,146	51,379
Transurban Group	13,985	133,534
Treasury Wine Estates Ltd.	3,372	29,602
Vicinity Ltd., REIT	18,580	24,300
Washington H Soul Pattinson & Co. Ltd.	957	19,395
Wesfarmers Ltd.	5,189	175,380
Westpac Banking Corp.	15,697	228,542
WiseTech Global Ltd.	710	31,278
Woodside Energy Group Ltd.	8,497	189,824
Woolworths Group Ltd.	5,402	137,333

		5,139,958

	Shares	Value
COMMON STOCKS (continued)
Austria - 0.2%
Erste Group Bank AG	1,609	$ 53,305
OMV AG	661	30,355
Verbund AG	326	28,356
voestalpine AG	528	17,954

		129,970

Belgium - 0.8%
Ageas SA	718	31,059
Anheuser-Busch InBev SA	3,892	259,440
D’ieteren Group	115	22,377
Elia Group SA	151	19,941
Groupe Bruxelles Lambert NV	437	37,294
KBC Group NV	1,102	75,719
Sofina SA	70	15,722
Solvay SA	327	37,398
UCB SA	570	50,944
Umicore SA	936	31,750
Warehouses De Pauw CVA, REIT	689	20,488

		602,132

Cayman Islands - 0.1%
Sands China Ltd. (A)	11,200	38,909

Chile - 0.0% (B)
Antofagasta PLC	1,774	34,748

Denmark - 3.0%
AP Moller - Maersk AS, Class A	14	24,837
AP Moller - Maersk AS, Class B	22	39,990
Carlsberg AS, Class B	441	68,429
Chr Hansen Holding AS	470	35,753
Coloplast AS, Class B	546	71,890
Danske Bank AS (A)	3,111	62,589
Demant AS (A)	389	13,656
DSV AS	835	161,904
Genmab AS (A)	292	110,377
Novo Nordisk AS, Class B	7,475	1,187,189
Novozymes AS, B Shares	919	47,056
Orsted AS (C)	831	70,858
Pandora AS	387	37,147
ROCKWOOL AS, B Shares	40	9,809
Tryg AS	1,710	37,390
Vestas Wind Systems AS	4,492	130,917

		2,109,791

Finland - 1.2%
Elisa OYJ	647	39,022
Fortum OYJ (A)	2,003	30,683
Kesko OYJ, B Shares	1,242	26,692
Kone OYJ, Class B	1,543	80,474
Metso Outotec OYJ	2,999	32,747
Neste OYJ	1,867	92,237
Nokia OYJ	24,005	117,838
Nordea Bank Abp	9,523	101,689
Nordea Bank Abp	5,505	58,821
Orion OYJ, Class B	511	22,841
Sampo OYJ, A Shares	2,209	104,232
Stora Enso OYJ, R Shares	2,544	33,097
UPM-Kymmene OYJ (A)	2,424	81,417
Wartsila OYJ Abp	2,178	20,554

		842,344

France - 11.8%
Accor SA (A)	704	22,888
Aeroports de Paris (A)	142	20,272

Transamerica Series Trust	Page 1

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
France (continued)
Air Liquide SA	2,375	$ 397,548
Airbus SE	2,658	355,022
Alstom SA	1,432	38,988
Amundi SA (C)	311	19,596
Arkema SA	266	26,264
AXA SA	8,537	260,528
BioMerieux	195	20,556
BNP Paribas SA	4,994	298,229
Bollore SE	3,935	24,325
Bouygues SA	1,089	36,728
Bureau Veritas SA	1,294	37,180
Capgemini SE	730	135,660
Carrefour SA	2,569	51,939
Cie de Saint-Gobain	2,272	129,149
Cie Generale des Etablissements Michelin SCA	3,104	94,884
Covivio SA, REIT	226	13,146
Credit Agricole SA	5,474	61,753
Danone SA	2,864	178,208
Dassault Aviation SA	120	23,740
Dassault Systemes SE	2,960	122,103
Edenred	1,123	66,464
Eiffage SA	382	41,338
Engie SA	8,403	132,975
EssilorLuxottica SA	1,304	235,141
Eurazeo SE	189	13,453
Gecina SA, REIT	200	20,760
Getlink SE	1,973	32,495
Hermes International	142	287,586
Ipsen SA	182	20,040
Kering SA	335	218,563
Klepierre SA, REIT	975	22,105
L’Oreal SA	1,096	489,739
La Francaise des Jeux SAEM (C)	510	21,256
Legrand SA	1,224	111,840
LVMH Moet Hennessy Louis Vuitton SE	1,256	1,152,893
Orange SA	9,228	109,630
Pernod Ricard SA	923	208,996
Publicis Groupe SA	1,005	78,450
Remy Cointreau SA	104	18,937
Renault SA (A)	871	35,499
Safran SA	1,531	226,644
Sanofi	5,177	561,594
Sartorius Stedim Biotech	131	40,190
Schneider Electric SE	2,462	411,459
SEB SA	124	14,109
Societe Generale SA	3,713	83,659
Sodexo SA	400	39,068
Teleperformance	274	66,208
Thales SA	498	73,628
TotalEnergies SE	11,292	665,818
Unibail-Rodamco-Westfield, CDI (A)	4,482	12,055
Unibail-Rodamco-Westfield, REIT (A)	298	16,034
Valeo SA	892	18,304
Veolia Environnement SA	3,015	93,034
Vinci SA	2,414	276,747
Vivendi SE	3,274	33,105
Wendel SE	119	12,583
Worldline SA (A) (C)	1,089	46,281

		8,377,386

Germany - 7.8%
adidas AG	733	129,941
Allianz SE	1,839	424,507
BASF SE	4,115	216,032
Bayer AG	4,409	281,654

	Shares	Value
COMMON STOCKS (continued)
Germany (continued)
Bayerische Motoren Werke AG	1,477	$ 161,877
Bechtle AG	414	19,825
Beiersdorf AG	469	61,011
Brenntag SE	695	52,303
Carl Zeiss Meditec AG	177	24,655
Commerzbank AG (A)	4,780	50,325
Continental AG	488	36,566
Covestro AG (C)	909	37,645
Daimler Truck Holding AG (A)	2,038	68,780
Delivery Hero SE (A) (C)	789	26,917
Deutsche Bank AG	9,526	96,872
Deutsche Boerse AG	871	169,592
Deutsche Lufthansa AG (A)	2,852	31,721
Deutsche Post AG	4,433	207,622
Deutsche Telekom AG	14,562	352,871
E.ON SE	10,372	129,388
Evonik Industries AG	979	20,597
Fresenius Medical Care AG & Co. KGaA	932	39,558
Fresenius SE & Co. KGaA	1,971	53,223
GEA Group AG	686	31,294
Hannover Rueck SE	284	55,545
HeidelbergCement AG	646	47,169
HelloFresh SE (A)	742	17,695
Henkel AG & Co. KGaA	496	36,082
Infineon Technologies AG	5,850	240,231
Knorr-Bremse AG	313	20,849
LEG Immobilien SE	340	18,685
Mercedes-Benz Group AG	3,601	276,927
Merck KGaA	573	106,827
MTU Aero Engines AG	251	62,810
Muenchener Rueckversicherungs-Gesellschaft AG	627	219,221
Nemetschek SE	252	17,396
Puma SE	501	31,058
Rational AG	21	14,116
Rheinmetall AG	202	59,843
RWE AG	2,945	126,719
SAP SE	4,706	594,229
Scout24 SE (C)	390	23,197
Siemens AG	3,447	558,427
Siemens Healthineers AG (C)	1,317	75,928
Symrise AG	613	66,709
Telefonica Deutschland Holding AG	5,130	15,791
United Internet AG	233	4,016
Volkswagen AG	127	21,784
Vonovia SE	3,264	61,477
Zalando SE (A) (C)	1,043	43,713

		5,541,220

Hong Kong - 2.6%
AIA Group Ltd.	53,800	564,220
BOC Hong Kong Holdings Ltd.	17,000	52,925
Budweiser Brewing Co. APAC Ltd. (C)	7,500	22,825
CK Asset Holdings Ltd.	8,915	54,049
CK Hutchison Holdings Ltd.	12,500	77,333
CK Infrastructure Holdings Ltd.	3,000	16,323
CLP Holdings Ltd.	7,500	54,196
ESR Group Ltd. (C)	9,000	16,139
Futu Holdings Ltd., ADR (A)	300	15,555
Galaxy Entertainment Group Ltd. (A)	10,000	66,892
Hang Lung Properties Ltd.	9,000	16,841
Hang Seng Bank Ltd.	3,500	49,754
Henderson Land Development Co. Ltd.	6,531	22,596
HKT Trust & HKT Ltd.	18,000	23,895
Hong Kong & China Gas Co. Ltd.	51,085	44,976
Hong Kong Exchanges & Clearing Ltd.	5,372	238,112

Transamerica Series Trust	Page 2

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Hongkong Land Holdings Ltd.	5,000	$ 21,997
Jardine Matheson Holdings Ltd.	700	34,050
Link, REIT	11,751	75,562
MTR Corp. Ltd.	7,015	33,856
New World Development Co. Ltd.	7,278	19,509
Power Assets Holdings Ltd.	6,500	34,871
Sino Land Co. Ltd.	13,829	18,701
SITC International Holdings Co. Ltd.	6,000	12,895
Sun Hung Kai Properties Ltd.	6,350	88,961
Swire Pacific Ltd., Class A	2,000	15,370
Swire Properties Ltd.	5,800	14,927
Techtronic Industries Co. Ltd.	6,000	65,011
WH Group Ltd. (C)	36,787	21,930
Wharf Real Estate Investment Co. Ltd.	7,300	42,029
Xinyi Glass Holdings Ltd.	8,000	14,311

		1,850,611

Ireland - 1.1%
AerCap Holdings NV (A)	600	33,738
AIB Group PLC	5,220	21,128
Bank of Ireland Group PLC	4,625	46,797
CRH PLC	3,368	170,152
DCC PLC	470	27,397
Experian PLC	4,218	138,889
Flutter Entertainment PLC (A)	742	135,023
James Hardie Industries PLC	2,096	45,114
Kerry Group PLC, Class A	734	73,198
Kingspan Group PLC	725	49,681
Smurfit Kappa Group PLC	1,145	41,529

		782,646

Israel - 0.7%
Azrieli Group Ltd.	202	11,607
Bank Hapoalim BM	5,703	47,463
Bank Leumi Le-Israel BM	7,182	54,330
Bezeq The Israeli Telecommunication Corp. Ltd.	9,388	12,781
Check Point Software Technologies Ltd. (A)	450	58,500
CyberArk Software Ltd. (A)	200	29,596
Elbit Systems Ltd.	129	21,970
First International Bank of Israel Ltd.	250	8,849
ICL Group Ltd.	3,199	21,675
Israel Discount Bank Ltd., A Shares	5,903	28,997
Mizrahi Tefahot Bank Ltd.	740	23,198
Nice Ltd. (A)	297	67,656
Teva Pharmaceutical Industries Ltd., ADR (A)	5,215	46,153
Tower Semiconductor Ltd. (A)	506	21,570
Wix.com Ltd. (A)	300	29,940

		484,285

Italy - 2.0%
Amplifon SpA	566	19,618
Assicurazioni Generali SpA	4,909	97,810
Davide Campari-Milano NV	2,567	31,322
DiaSorin SpA	114	12,014
Enel SpA	36,405	222,032
Eni SpA	11,167	155,739
Ferrari NV	577	156,358
FinecoBank Banca Fineco SpA	2,872	44,002
Infrastrutture Wireless Italiane SpA (C)	1,396	18,341
Intesa Sanpaolo SpA	73,001	187,353
Mediobanca Banca di Credito Finanziario SpA	2,679	26,921
Moncler SpA	925	63,891
Nexi SpA (A) (C)	2,832	23,016

	Shares	Value
COMMON STOCKS (continued)
Italy (continued)
Poste Italiane SpA (C)	2,434	$ 24,821
Prysmian SpA	1,209	50,767
Recordati Industria Chimica e Farmaceutica SpA	490	20,727
Snam SpA	9,074	48,111
Telecom Italia SpA (A)	46,799	15,433
Terna - Rete Elettrica Nazionale	6,565	53,881
UniCredit SpA	8,583	161,771

		1,433,928

Japan - 21.2%
Advantest Corp.	800	74,165
Aeon Co. Ltd.	2,800	54,322
AGC, Inc.	900	33,553
Aisin Corp.	700	19,294
Ajinomoto Co., Inc.	2,100	73,054
ANA Holdings, Inc. (A)	700	15,214
Asahi Group Holdings Ltd.	2,100	78,158
Asahi Intecc Co. Ltd.	1,000	17,668
Asahi Kasei Corp.	5,700	39,923
Astellas Pharma, Inc.	8,400	119,341
Azbil Corp.	600	16,434
Bandai Namco Holdings, Inc.	2,700	58,210
BayCurrent Consulting, Inc.	600	24,911
Bridgestone Corp.	2,600	105,619
Brother Industries Ltd.	1,100	16,572
Canon, Inc.	4,600	102,441
Capcom Co. Ltd.	800	28,632
Central Japan Railway Co.	600	71,592
Chiba Bank Ltd.	2,500	16,136
Chubu Electric Power Co., Inc.	3,100	32,703
Chugai Pharmaceutical Co. Ltd.	3,100	76,547
Concordia Financial Group Ltd.	4,900	18,061
CyberAgent, Inc.	2,100	17,793
Dai Nippon Printing Co. Ltd.	900	25,199
Dai-ichi Life Holdings, Inc.	4,500	82,726
Daifuku Co. Ltd.	1,500	27,851
Daiichi Sankyo Co. Ltd.	7,900	288,173
Daikin Industries Ltd.	1,100	197,347
Daito Trust Construction Co. Ltd.	300	29,889
Daiwa House Industry Co. Ltd.	2,700	63,615
Daiwa House Investment Corp., REIT	10	20,490
Daiwa Securities Group, Inc.	6,300	29,576
Denso Corp.	2,000	112,895
Dentsu Group, Inc.	1,000	35,248
Disco Corp.	300	34,899
East Japan Railway Co.	1,400	77,478
Eisai Co. Ltd.	1,100	62,480
ENEOS Holdings, Inc.	14,500	50,873
FANUC Corp.	4,500	162,505
Fast Retailing Co. Ltd.	900	197,021
Fuji Electric Co. Ltd.	600	23,694
FUJIFILM Holdings Corp.	1,600	81,221
Fujitsu Ltd.	900	121,617
GLP J-REIT	19	20,538
GMO Payment Gateway, Inc.	200	17,315
Hakuhodo DY Holdings, Inc.	1,100	12,471
Hamamatsu Photonics KK	600	32,365
Hankyu Hanshin Holdings, Inc.	1,000	29,652
Hikari Tsushin, Inc.	100	14,053
Hirose Electric Co. Ltd.	100	13,083
Hitachi Construction Machinery Co. Ltd.	500	11,654
Hitachi Ltd.	4,400	241,827
Honda Motor Co. Ltd.	7,300	193,093
Hoshizaki Corp.	500	18,472
Hoya Corp.	1,600	176,820

Transamerica Series Trust	Page 3

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Hulic Co. Ltd.	1,600	$ 13,160
Ibiden Co. Ltd.	500	20,052
Idemitsu Kosan Co. Ltd.	900	19,703
Iida Group Holdings Co. Ltd.	700	11,429
Inpex Corp.	4,900	51,854
Isuzu Motors Ltd.	2,700	32,268
ITOCHU Corp.	5,300	172,602
Itochu Techno-Solutions Corp.	400	9,856
Japan Airlines Co. Ltd.	700	13,649
Japan Exchange Group, Inc.	2,300	35,176
Japan Metropolitan Fund Invest, REIT	30	21,908
Japan Post Bank Co. Ltd.	6,700	54,722
Japan Post Holdings Co. Ltd.	10,500	85,218
Japan Post Insurance Co. Ltd.	1,000	15,586
Japan Real Estate Investment Corp., REIT	6	23,911
Japan Tobacco, Inc.	5,500	116,179
JFE Holdings, Inc.	2,200	27,923
JSR Corp.	700	16,559
Kajima Corp.	2,100	25,342
Kansai Electric Power Co., Inc.	3,100	30,191
Kao Corp.	2,200	85,636
KDDI Corp.	7,200	222,032
Keio Corp.	500	17,557
Keisei Electric Railway Co. Ltd.	600	18,481
Keyence Corp.	900	441,097
Kikkoman Corp.	700	35,737
Kintetsu Group Holdings Co. Ltd.	800	25,771
Kirin Holdings Co. Ltd.	3,700	58,537
Kobayashi Pharmaceutical Co. Ltd.	200	12,232
Kobe Bussan Co. Ltd.	700	19,546
Koei Tecmo Holdings Co. Ltd.	520	9,398
Koito Manufacturing Co. Ltd.	1,000	18,956
Komatsu Ltd.	4,100	101,783
Konami Group Corp.	400	18,359
Kose Corp.	100	11,886
Kubota Corp.	4,700	71,258
Kurita Water Industries Ltd.	500	22,904
Kyocera Corp.	1,400	73,032
Kyowa Kirin Co. Ltd.	1,300	28,381
Lasertec Corp.	300	53,304
Lixil Corp.	1,300	21,458
M3, Inc.	2,000	50,338
Makita Corp.	1,000	24,905
Marubeni Corp.	7,100	96,558
MatsukiyoCocokara & Co.	500	26,486
Mazda Motor Corp.	2,700	24,905
McDonald’s Holdings Co. Japan Ltd.	400	16,630
MEIJI Holdings Co. Ltd.	1,000	23,783
Minebea Mitsumi, Inc.	1,700	32,464
MISUMI Group, Inc.	1,300	32,667
Mitsubishi Chemical Group Corp.	6,100	36,280
Mitsubishi Corp.	5,600	201,244
Mitsubishi Electric Corp.	8,800	105,161
Mitsubishi Estate Co. Ltd.	5,100	60,663
Mitsubishi HC Capital, Inc.	2,900	14,975
Mitsubishi Heavy Industries Ltd.	1,500	55,261
Mitsubishi UFJ Financial Group, Inc.	53,800	344,786
Mitsui & Co. Ltd.	6,400	199,487
Mitsui Chemicals, Inc.	900	23,238
Mitsui Fudosan Co. Ltd.	4,200	78,895
Mitsui OSK Lines Ltd.	1,600	40,124
Mizuho Financial Group, Inc.	10,800	153,010
MonotaRO Co. Ltd.	1,200	15,115
MS&AD Insurance Group Holdings, Inc.	1,900	58,883
Murata Manufacturing Co. Ltd.	2,600	158,458
NEC Corp.	1,100	42,466
Nexon Co. Ltd.	2,200	52,533

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
NGK Insulators Ltd.	1,200	$ 15,913
Nidec Corp.	2,000	104,082
Nihon M&A Center Holdings, Inc.	1,400	10,494
Nintendo Co. Ltd.	4,900	190,324
Nippon Building Fund, Inc., REIT	7	29,138
Nippon Express Holdings, Inc.	300	18,102
Nippon Paint Holdings Co. Ltd.	3,700	34,791
Nippon Prologis, Inc., REIT	10	21,170
Nippon Sanso Holdings Corp.	700	12,647
Nippon Shinyaku Co. Ltd.	200	8,825
Nippon Steel Corp.	3,700	87,251
Nippon Telegraph & Telephone Corp.	5,300	158,378
Nippon Yusen KK	2,200	51,388
Nissan Chemical Corp.	600	27,250
Nissan Motor Co. Ltd.	11,100	42,009
Nisshin Seifun Group, Inc.	1,000	11,703
Nissin Foods Holdings Co. Ltd.	300	27,432
Nitori Holdings Co. Ltd.	300	36,229
Nitto Denko Corp.	600	38,833
Nomura Holdings, Inc.	12,600	48,577
Nomura Real Estate Holdings, Inc.	600	13,286
Nomura Real Estate Master Fund, Inc., REIT	20	22,412
Nomura Research Institute Ltd.	1,600	37,420
NTT Data Corp.	3,000	39,440
Obayashi Corp.	2,900	22,192
OBIC Co. Ltd.	300	47,518
Odakyu Electric Railway Co. Ltd.	1,300	16,913
Oji Holdings Corp.	3,800	15,046
Olympus Corp.	5,400	94,839
Omron Corp.	800	46,821
Ono Pharmaceutical Co. Ltd.	1,700	35,425
Open House Group Co. Ltd.	400	15,000
Oracle Corp.	200	14,444
Oriental Land Co. Ltd.	4,500	154,076
ORIX Corp.	5,500	90,684
Osaka Gas Co. Ltd.	1,800	29,570
Otsuka Corp.	500	17,757
Otsuka Holdings Co. Ltd.	1,800	57,149
Pan Pacific International Holdings Corp.	1,700	32,889
Panasonic Holdings Corp.	9,700	86,787
Persol Holdings Co. Ltd.	800	16,108
Rakuten Group, Inc.	4,000	18,655
Recruit Holdings Co. Ltd.	6,600	181,560
Renesas Electronics Corp. (A)	5,300	76,748
Resona Holdings, Inc.	9,800	47,277
Ricoh Co. Ltd.	2,700	20,253
Rohm Co. Ltd.	400	33,339
SBI Holdings, Inc.	1,200	23,832
SCSK Corp.	600	8,785
Secom Co. Ltd.	900	55,465
Seiko Epson Corp.	1,200	17,146
Sekisui Chemical Co. Ltd.	1,700	24,144
Sekisui House Ltd.	2,900	59,106
Seven & i Holdings Co. Ltd.	3,400	153,592
SG Holdings Co. Ltd.	1,400	20,759
Sharp Corp.	1,000	7,070
Shimadzu Corp.	1,100	34,532
Shimano, Inc.	300	52,016
Shimizu Corp.	2,300	13,035
Shin-Etsu Chemical Co. Ltd.	8,500	275,919
Shionogi & Co. Ltd.	1,200	54,127
Shiseido Co. Ltd.	1,800	84,390
Shizuoka Financial Group, Inc.	2,000	14,362
SMC Corp.	300	159,035
SoftBank Corp.	12,800	147,761
SoftBank Group Corp.	5,500	216,224

Transamerica Series Trust	Page 4

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Sompo Holdings, Inc.	1,400	$ 55,475
Sony Group Corp.	5,700	519,175
Square Enix Holdings Co. Ltd.	400	19,222
Subaru Corp.	2,900	46,294
SUMCO Corp.	1,700	25,575
Sumitomo Chemical Co. Ltd.	6,500	21,885
Sumitomo Corp.	5,000	88,577
Sumitomo Electric Industries Ltd.	3,200	41,110
Sumitomo Metal Mining Co. Ltd.	1,100	42,090
Sumitomo Mitsui Financial Group, Inc.	5,900	236,104
Sumitomo Mitsui Trust Holdings, Inc.	1,500	51,534
Sumitomo Realty & Development Co. Ltd.	1,400	31,614
Suntory Beverage & Food Ltd.	600	22,349
Suzuki Motor Corp.	1,700	61,910
Sysmex Corp.	700	45,942
T&D Holdings, Inc.	2,500	30,985
Taisei Corp.	800	24,751
Takeda Pharmaceutical Co. Ltd.	6,700	220,052
TDK Corp.	1,800	64,613
Terumo Corp.	3,000	81,136
TIS, Inc.	1,000	26,446
Tobu Railway Co. Ltd.	900	21,547
Toho Co. Ltd.	500	19,169
Tokio Marine Holdings, Inc.	8,200	157,809
Tokyo Electric Power Co. Holdings, Inc. (A)	7,400	26,434
Tokyo Electron Ltd.	2,100	256,549
Tokyo Gas Co. Ltd.	1,800	33,828
Tokyu Corp.	2,400	31,949
Toppan, Inc.	1,200	24,183
Toray Industries, Inc.	6,600	37,757
Toshiba Corp.	1,800	60,443
Tosoh Corp.	1,100	14,948
TOTO Ltd.	700	23,453
Toyota Industries Corp.	700	38,998
Toyota Motor Corp.	47,800	680,452
Toyota Tsusho Corp.	1,000	42,637
Trend Micro, Inc.	600	29,436
Unicharm Corp.	1,800	73,990
USS Co. Ltd.	900	15,615
Welcia Holdings Co. Ltd.	400	8,563
West Japan Railway Co.	1,000	41,192
Yakult Honsha Co. Ltd.	600	43,596
Yamaha Corp.	600	23,174
Yamaha Motor Co. Ltd.	1,400	36,639
Yamato Holdings Co. Ltd.	1,400	24,031
Yaskawa Electric Corp.	1,100	48,246
Yokogawa Electric Corp.	1,000	16,284
Z Holdings Corp.	12,000	34,025
ZOZO, Inc.	600	13,723

		15,065,384

Jordan - 0.0% (B)
Hikma Pharmaceuticals PLC	787	16,312

Luxembourg - 0.2%
ArcelorMittal SA	2,408	72,954
Aroundtown SA	4,886	6,985
Eurofins Scientific SE	637	42,653
Tenaris SA	2,128	30,152

		152,744

Netherlands - 4.8%
ABN AMRO Bank NV (C)	1,698	26,926
Adyen NV (A) (C)	97	154,563
Akzo Nobel NV	841	65,778
Argenx SE (A)	251	93,210

	Shares	Value
COMMON STOCKS (continued)
Netherlands (continued)
ASM International NV	205	$ 83,210
ASML Holding NV	1,823	1,242,280
Euronext NV (C)	360	27,567
EXOR NV (A)	515	42,467
Heineken Holding NV	470	43,122
Heineken NV	1,150	123,568
IMCD NV	258	42,187
ING Groep NV	16,885	200,515
JDE Peet’s NV	433	12,594
Just Eat Takeaway.com NV (A) (C)	812	15,495
Koninklijke Ahold Delhaize NV	4,659	159,175
Koninklijke DSM NV	806	95,386
Koninklijke KPN NV	14,276	50,445
Koninklijke Philips NV	4,123	75,727
NN Group NV	1,302	47,276
OCI NV	488	16,543
Prosus NV (A)	3,625	283,852
QIAGEN NV (A)	1,011	46,047
Randstad NV	545	32,354
Stellantis NV	10,173	184,953
Universal Music Group NV	3,310	83,825
Wolters Kluwer NV	1,165	147,065

		3,396,130

New Zealand - 0.2%
Auckland International Airport Ltd. (A)	5,679	30,905
Fisher & Paykel Healthcare Corp. Ltd.	2,612	43,664
Mercury Ltd.	2,985	11,807
Meridian Energy Ltd.	5,854	19,259
Spark New Zealand Ltd.	8,933	28,302
Xero Ltd. (A)	644	39,059

		172,996

Norway - 0.7%
Adevinta ASA (A)	1,201	8,526
Aker BP ASA	1,474	36,150
DNB Bank ASA	4,091	73,211
Equinor ASA	4,376	124,403
Gjensidige Forsikring ASA	914	14,946
Kongsberg Gruppen ASA	414	16,735
Mowi ASA	1,844	34,107
Norsk Hydro ASA	6,234	46,527
Orkla ASA	3,419	24,249
Salmar ASA	273	11,892
Telenor ASA	3,131	36,711
Yara International ASA	788	34,247

		461,704

Portugal - 0.2%
EDP - Energias de Portugal SA	12,099	65,926
Galp Energia SGPS SA	2,409	27,259
Jeronimo Martins SGPS SA	1,353	31,759

		124,944

Singapore - 1.5%
CapitaLand Ascendas, REIT	15,303	32,997
CapitaLand Integrated Commercial Trust, REIT	25,152	37,512
Capitaland Investment Ltd.	11,894	33,000
City Developments Ltd.	1,800	9,988
DBS Group Holdings Ltd.	8,146	202,524
Genting Singapore Ltd.	26,500	22,366
Grab Holdings Ltd., Class A (A)	6,100	18,361
Jardine Cycle & Carriage Ltd.	500	11,775
Keppel Corp. Ltd.	6,900	29,275
Mapletree Logistics Trust, REIT	14,943	19,276

Transamerica Series Trust	Page 5

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Singapore (continued)
Mapletree Pan Asia Commercial Trust, REIT	10,200	$ 13,829
Oversea-Chinese Banking Corp. Ltd.	15,560	145,047
Sea Ltd., ADR (A)	1,600	138,480
Sembcorp Marine Ltd. (A)	131,686	11,819
Singapore Airlines Ltd.	6,300	27,175
Singapore Exchange Ltd.	4,100	29,034
Singapore Technologies Engineering Ltd.	7,100	19,545
Singapore Telecommunications Ltd.	37,700	69,853
United Overseas Bank Ltd.	5,200	116,631
UOL Group Ltd.	2,300	12,009
Venture Corp. Ltd.	1,300	17,302
Wilmar International Ltd.	8,900	28,196

		1,045,994

Spain - 2.6%
Acciona SA	114	22,873
ACS Actividades de Construccion y Servicios SA	953	30,353
Aena SME SA (A) (C)	348	56,275
Amadeus IT Group SA (A)	2,001	134,234
Banco Bilbao Vizcaya Argentaria SA	27,149	194,098
Banco Santander SA	75,393	280,950
CaixaBank SA	20,166	78,687
Cellnex Telecom SA (C)	2,473	96,169
Corp. ACCIONA Energias Renovables SA	325	12,604
EDP Renovaveis SA	1,371	31,404
Enagas SA	1,192	22,905
Endesa SA	1,357	29,474
Ferrovial SA	2,263	66,639
Grifols SA (A)	1,427	14,125
Iberdrola SA	27,607	343,922
Industria de Diseno Textil SA	5,012	168,379
Naturgy Energy Group SA	674	20,290
Red Electrica Corp. SA	1,893	33,310
Repsol SA	6,291	96,742
Telefonica SA	24,046	103,562

		1,836,995

Sweden - 3.1%
Alfa Laval AB	1,334	47,633
Assa Abloy AB, B Shares	4,602	110,229
Atlas Copco AB, A Shares	12,224	154,858
Atlas Copco AB, B Shares	6,848	78,771
Boliden AB	1,286	50,519
Electrolux AB, B Shares	1,026	12,470
Embracer Group AB (A)	3,069	14,385
Epiroc AB, Class A	2,866	56,890
Epiroc AB, Class B	1,684	28,713
EQT AB	1,608	32,847
Essity AB, Class B	2,752	78,608
Evolution AB (C)	835	111,872
Fastighets AB Balder, B Shares (A)	2,826	11,611
Getinge AB, B Shares	1,011	24,657
H&M Hennes & Mauritz AB, B Shares	3,450	49,326
Hexagon AB, B Shares	8,608	99,073
Holmen AB, B Shares	435	16,770
Husqvarna AB, B Shares	1,919	16,657
Industrivarden AB, A Shares	602	16,271
Industrivarden AB, C Shares	687	18,524
Indutrade AB	1,266	26,942
Investment AB Latour, B Shares	680	13,844
Investor AB, A Shares	2,357	48,094
Investor AB, B Shares	8,292	165,181
Kinnevik AB, Class B (A)	1,153	17,241
L E Lundbergforetagen AB, B Shares	350	15,851

	Shares	Value
COMMON STOCKS (continued)
Sweden (continued)
Lifco AB, B Shares	1,018	$ 21,951
Nibe Industrier AB, B Shares	6,872	78,335
Sagax AB, B Shares	915	21,091
Sandvik AB	4,910	104,219
Securitas AB, B Shares	2,306	20,513
Skandinaviska Enskilda Banken AB, Class A (A)	7,126	78,659
Skanska AB, B Shares	1,530	23,435
SKF AB, B Shares	1,700	33,485
Svenska Cellulosa AB SCA, Class B	2,751	36,232
Svenska Handelsbanken AB, A Shares	6,665	57,725
Swedbank AB, A Shares	4,125	67,834
Swedish Orphan Biovitrum AB (A)	783	18,244
Tele2 AB, B Shares	2,708	26,953
Telefonaktiebolaget LM Ericsson, B Shares	12,815	75,119
Telia Co. AB	12,167	30,895
Volvo AB, A Shares	846	18,197
Volvo AB, B Shares	6,714	138,353
Volvo Car AB, B Shares (A)	2,762	12,083

		2,181,160

Switzerland - 10.5%
ABB Ltd.	7,045	242,359
Adecco Group AG	745	27,137
Alcon, Inc.	2,282	161,993
Bachem Holding AG, Class B	135	13,576
Baloise Holding AG	218	33,946
Banque Cantonale Vaudoise	148	13,966
Barry Callebaut AG	16	33,900
BKW AG	104	16,352
Chocoladefabriken Lindt & Spruengli AG	6	177,489
Cie Financiere Richemont SA, Class A	2,348	376,516
Clariant AG (A)	978	16,224
Coca-Cola HBC AG (A)	901	24,665
Credit Suisse Group AG	15,621	14,028
EMS-Chemie Holding AG	32	26,452
Geberit AG	166	92,702
Givaudan SA	42	136,701
Glencore PLC	46,586	268,066
Holcim AG (A)	2,471	159,358
Julius Baer Group Ltd.	933	63,732
Kuehne & Nagel International AG	247	73,565
Logitech International SA	800	46,693
Lonza Group AG	333	200,466
Nestle SA	12,224	1,490,478
Novartis AG	9,763	896,424
Partners Group Holding AG	104	97,939
Roche Holding AG	3,295	943,350
Schindler Holding AG	277	60,441
SGS SA	28	61,761
Siemens Energy AG (A)	2,076	45,779
SIG Group AG (A)	1,433	36,919
Sika AG	653	183,164
Sonova Holding AG	245	72,272
STMicroelectronics NV	3,130	166,778
Straumann Holding AG	489	73,342
Swatch Group AG	407	63,740
Swiss Life Holding AG	142	87,629
Swiss Prime Site AG	357	29,687
Swiss Re AG	1,381	141,875
Swisscom AG	120	76,581
Temenos AG	304	21,154
UBS Group AG	15,048	318,428

Transamerica Series Trust	Page 6

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Switzerland (continued)
VAT Group AG (C)	119	$ 42,993
Zurich Insurance Group AG	676	323,938

		7,454,558

United Kingdom - 13.9%
3i Group PLC	4,515	94,108
abrdn PLC	9,429	23,732
Admiral Group PLC	870	21,847
Anglo American PLC	5,692	189,324
Ashtead Group PLC	2,023	124,222
Associated British Foods PLC	1,691	40,580
AstraZeneca PLC	6,995	969,187
Auto Trader Group PLC (C)	4,188	31,945
Aviva PLC	12,658	63,228
BAE Systems PLC	13,951	168,753
Barclays PLC	71,710	129,071
Barratt Developments PLC	4,845	27,882
Berkeley Group Holdings PLC	513	26,578
BP PLC	82,077	518,769
British American Tobacco PLC	9,611	336,908
British Land Co. PLC, REIT	3,992	19,148
BT Group PLC	32,207	58,015
Bunzl PLC	1,506	56,886
Burberry Group PLC	1,804	57,764
CNH Industrial NV	4,491	68,718
Coca-Cola Europacific Partners PLC	947	56,053
Compass Group PLC	7,891	198,313
Croda International PLC	642	51,600
Diageo PLC	10,251	457,498
Entain PLC	2,728	42,366
GSK PLC	18,274	322,889
Haleon PLC	23,489	93,308
Halma PLC	1,791	49,443
Hargreaves Lansdown PLC	1,536	15,216
HSBC Holdings PLC	90,049	612,018
Imperial Brands PLC	4,149	95,409
Informa PLC	6,780	58,114
InterContinental Hotels Group PLC	849	55,580
Intertek Group PLC	723	36,211
J Sainsbury PLC	7,773	26,748
JD Sports Fashion PLC	11,175	24,610
Johnson Matthey PLC	810	19,858
Kingfisher PLC	9,457	30,570
Land Securities Group PLC, REIT	3,220	24,719
Legal & General Group PLC	26,293	77,764
Lloyds Banking Group PLC	305,019	179,335
London Stock Exchange Group PLC	1,712	166,286
M&G PLC	11,649	28,552
Melrose Industries PLC	17,586	36,219
Mondi PLC	2,203	34,977
National Grid PLC	16,724	226,226
NatWest Group PLC	23,425	76,436
Next PLC	595	48,361
Ocado Group PLC (A)	2,724	18,037
Pearson PLC	3,073	32,159
Persimmon PLC	1,443	22,407
Phoenix Group Holdings PLC	3,094	20,904
Prudential PLC	12,295	168,339
Reckitt Benckiser Group PLC	3,205	243,828
RELX PLC	8,610	278,851
Rentokil Initial PLC	11,731	85,737
Rio Tinto PLC	5,057	343,259
Rolls-Royce Holdings PLC (A)	36,189	66,655
Sage Group PLC	4,596	44,105
Schroders PLC	4,010	22,867
Segro PLC, REIT	5,626	53,592

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Severn Trent PLC	1,166	$ 41,420
Shell PLC	31,921	909,703
Smith & Nephew PLC	3,927	54,587
Smiths Group PLC	1,532	32,492
Spirax-Sarco Engineering PLC	340	49,920
SSE PLC	4,988	111,301
St. James’s Place PLC	2,543	38,159
Standard Chartered PLC	11,063	83,847
Taylor Wimpey PLC	16,290	23,965
Tesco PLC	33,016	108,241
Unilever PLC	11,473	594,519
United Utilities Group PLC	3,186	41,697
Vodafone Group PLC	117,631	129,758
Whitbread PLC	897	33,136
WPP PLC	4,752	56,458

		9,881,287

Total Common Stocks (Cost $64,090,879)		69,158,136

PREFERRED STOCKS - 0.5%
Germany - 0.5%
Bayerische Motoren Werke AG, 6.18% (D)	261	26,679
Dr. Ing. h.c. F. Porsche AG, 0.00% (A)	532	68,282
Henkel AG & Co. KGaA, 2.58% (D)	800	62,587
Porsche Automobil Holding SE, 4.84% (D)	712	40,874
Sartorius AG, 0.37% (D)	111	46,781
Volkswagen AG, 21.22% (D)	823	112,317

Total Preferred Stocks (Cost $385,321)		357,520

Total Investments (Cost $64,476,200)		69,515,656
Net Other Assets (Liabilities) - 2.0%		1,383,993

Net Assets - 100.0%		$ 70,899,649

Transamerica Series Trust	Page 7

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
MSCI EAFE Index	13	06/16/2023	$ 1,321,010	$ 1,362,725	$ 41,715	$ —

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Pharmaceuticals	9.2%	$6,396,631
Banks	9.1	6,359,246
Insurance	5.0	3,485,438
Oil, Gas & Consumable Fuels	4.4	3,077,913
Metals & Mining	3.5	2,463,185
Textiles, Apparel & Luxury Goods	3.5	2,419,099
Food Products	3.4	2,342,126
Semiconductors & Semiconductor Equipment	3.3	2,308,648
Automobiles	3.2	2,215,203
Chemicals	3.1	2,186,135
Machinery	3.1	2,135,338
Capital Markets	2.7	1,859,421
Beverages	2.2	1,503,501
Personal Care Products	2.1	1,432,721
Health Care Equipment & Supplies	2.1	1,425,998
Diversified Telecommunication Services	1.9	1,352,070
Electric Utilities	1.9	1,300,087
Hotels, Restaurants & Leisure	1.8	1,236,783
Electrical Equipment	1.8	1,226,058
Industrial Conglomerates	1.6	1,145,033
Trading Companies & Distributors	1.6	1,136,596
Professional Services	1.6	1,095,463
Aerospace & Defense	1.6	1,095,345
Electronic Equipment, Instruments & Components	1.6	1,082,589
Software	1.5	1,068,956
Consumer Staples Distribution & Retail	1.4	943,057
Real Estate Management & Development	1.2	854,441
Household Durables	1.2	850,122
Financial Services	1.2	844,531
Building Products	1.1	760,027
Wireless Telecommunication Services	1.1	742,728
Biotechnology	0.9	656,027
Entertainment	0.9	598,652
Specialty Retail	0.9	593,239
Multi-Utilities	0.8	581,623
Construction & Engineering	0.8	560,560
Broadline Retail	0.8	559,137
Tobacco	0.8	548,496
IT Services	0.8	536,730
Household Products	0.7	495,095
Automobile Components	0.6	447,628
Air Freight & Logistics	0.6	432,418
Ground Transportation	0.6	421,888
Construction Materials	0.6	421,793
Life Sciences Tools & Services	0.6	389,713
Media	0.4	291,639
Technology Hardware, Storage & Peripherals	0.4	284,326
Transportation Infrastructure	0.4	273,481
Commercial Services & Supplies	0.4	267,052
Industrial REITs	0.4	266,686
Retail REITs	0.4	266,431
Marine Transportation	0.3	242,799
Gas Utilities	0.3	236,771

Transamerica Series Trust	Page 8

Transamerica MSCI EAFE Index VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2023

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments		Value
Health Care Providers & Services	0.3%		$223,271
Paper & Forest Products	0.3		217,539
Communications Equipment	0.3		192,957
Independent Power & Renewable Electricity Producers	0.3		189,986
Diversified REITs	0.2		167,133
Interactive Media & Services	0.2		142,403
Leisure Products	0.2		133,400
Office REITs	0.2		111,850
Passenger Airlines	0.2		106,751
Water Utilities	0.1		83,117
Containers & Packaging	0.1		78,448
Health Care Technology	0.1		50,338
Diversified Consumer Services	0.1		49,261
Energy Equipment & Services	0.0	(B)	30,152
Distributors	0.0	(B)	22,377

Investments	100.0		69,515,656

Total Investments	100.0%		$69,515,656

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$426,376	$68,731,760	$—	$69,158,136
Preferred Stocks	—	357,520	—	357,520

Total Investments	$426,376	$69,089,280	$—	$69,515,656

Other Financial Instruments
Futures Contracts (F)	$41,715	$—	$—	$41,715

Total Other Financial Instruments	$41,715	$—	$—	$41,715

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	Percentage rounds to less than 0.1% or (0.1)%.
(C)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, the total value of 144A securities is $1,056,268, representing 1.5% of the Portfolio’s net assets.
(D)	Rates disclosed reflect the yields at March 31, 2023.
(E)	There were no transfers in or out of Level 3 during the period ended March 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(F)	Derivative instruments are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CDI	CHESS Depositary Interests
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
EAFE	Europe, Australasia and Far East
J-REIT	Japan-Real Estate Investment Trust
REIT	Real Estate Investment Trust

Transamerica Series Trust	Page 9

Transamerica MSCI EAFE Index VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica MSCI EAFE Index VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Effective September 8, 2022, Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio’s Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

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